Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
	For the years ended June 30,
	2018	2017	2016

Basic earnings per share calculation:
Numerator:
Net income attributable to CLPS	$2,434,463	$2,047,445	$1,826,112
Denominator:
Weighted average ordinary shares outstanding	11,517,123	11,290,000	11,290,000
Basic earnings per share attributable to CLPS	$0.21	$0.18	$0.16
Diluted earnings per share calculation:
Numerator:
Net income attributable to CLPS for calculating diluted earnings per share	$2,434,463	$2,047,445	$1,826,112
Denominator:
Weighted average ordinary shares outstanding	11,517,123	11,290,000	11,290,000
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Warrants	119,244	-	-
Shares used in computing diluted earnings per share attributable to CLPS	11,636,367	11,290,000	11,290,000
Diluted earnings per share attributable to CLPS	$0.21	$0.18	$0.16